Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Technology Fund - Class A
Bar Chart Table:
Annual Return 2013	31.03%
Annual Return 2014	10.44%
Annual Return 2015	7.02%
Annual Return 2016	11.80%
Annual Return 2017	49.36%
Annual Return 2018	(7.79%)
Annual Return 2019	50.55%
Annual Return 2020	63.90%
Annual Return 2021	27.25%
Annual Return 2022	(36.16%)